Consolidated Statements of Stockholders' Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)	2,000	2,000